Revenue from contracts with customers - additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue from transaction activities and other services Membership fees	R$ 315,919	R$ 230,584	R$ 132,007
Net revenue from transaction activities and other services Business fees	113,897	164,280	110,821
Accumulated impairment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	110,035	97,982	R$ 101,008
Cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	R$ 190,239	R$ 199,920